Business Combinations (Consideration Transferred) (Details) - USD ($) $ in Thousands		1 Months Ended
	Aug. 14, 2014	Feb. 28, 2015
50 Fremont Street [Member]
Business Acquisition [Line Items]
Cash		$ 435,189
Loan assumed on 50 Fremont		200,000
Prorations due to ownership transfer midmonth		2,411
Consideration transferred		$ 637,600
RelateIQ, Inc. [Member]
Business Acquisition [Line Items]
Cash	$ 1,123
Fair value of equity awards assumed	338,033
Fair value of stock options and restricted stock awards assumed	1,050
Consideration transferred	$ 340,206
RelateIQ, Inc. [Member] | Common Stock
Business Acquisition [Line Items]
Shares issued	6,320,735